As filed on October 22, 2003                     1933 Act File No. 002-85905
                                                      1940 Act File No. 811-3826


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      X
                                                                            ---
         Pre-Effective Amendment No.
                                    ----                                    ---
         Post-Effective Amendment No. 40                                     X
                                     ----                                   ---
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              X
                                                                            ---
         Amendment No. 40                                                    X
                      ----                                                  ---


                                AIM SECTOR FUNDS
                    (as Successor to AIM SECTOR FUNDS, INC.,
                   formerly named INVESCO SECTOR FUNDS, INC.)
               (Exact Name of Registrant as Specified in Charter)

                 11 Greenway Plaza, Suite 100, Houston, TX 77046
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (713) 626-1919

                                Robert H. Graham
                          11 Greenway Plaza, Suite 100
                                Houston, TX 77046
                     (Name and Address of Agent for Service)
                                  ------------

                                                    Copies to:

Clifford J. Alexander, Esq          John H. Lively, Esq.             Martha J. Hays, Esq.
Kirkpatrick & Lockhart LLP          A I M Advisors, Inc.             Ballard  Spahr  Andrews & Ingersoll, LLP
1800 Massachusetts Avenue, N.W.     11 Greenway Plaza, Suite 100     1735 Market Street, 51st Floor
Washington, D. C.  20036            Houston, TX  77046               Philadelphia, PA  19103-7599

                                                   ------------

Approximate Date of Proposed Public Offering:  As soon as practicable after this post-effective amendment becomes effective.
It is proposed that this filing will become effective (check appropriate box)

         immediately upon filing pursuant to paragraph (b)
---
 X       on November 20, 2003 pursuant to paragraph (b)
---
         60 days after filing pursuant to paragraph (a)(1)
---
         on _________, pursuant to paragraph (a)(1)
---
         75 days after filing pursuant to paragraph (a)(2)
---
         on _________, pursuant to paragraph (a)(2) of rule 485
---

If appropriate, check the following box:

 X       this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
---

                       Contents of Registration Statement


Cover Page

Contents of Registration Statement

Prospectus for Investor Class, Class A, Class B, Class C and Class K shares - incorporated by reference to Post Effective Amendment No. 39 to the Registrant's Registration Statement on Form N-1A filed on August 22, 2003, Edgar Accession No. 0000898432-03-000809

Prospectus for INVESCO Technology Fund, Institutional Class shares - incorporated by reference to Post Effective Amendment No. 39 to the Registrant's Registration Statement on Form N-1A filed on August 22, 2003 - Edgar Accession No. 0000898432-03-000809


Statement of Additional Information - incorporated by reference to Post Effective Amendment No. 39 to the Registrant's Registration Statement on Form N-1A filed on August 22, 2003 - Edgar Accession No. 0000898432-03-000809


Part C - incorporated by reference to Post Effective Amendment No. 39 to the Registrant's Registration Statement on Form N-1A filed on August 22, 2003 - Edgar Accession No. 0000898432-03-000809

Signature Page



The sole purpose of this filing is to delay the effective date for the Registrant's Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 22, 2003 to November 20, 2003.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 22nd day of October, 2003.

                          REGISTRANT:   AIM SECTOR FUNDS


                                  By:   /s/ Robert H. Graham
                                        --------------------
                                            Robert H. Graham, President

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURES                                TITLE                       DATE

/s/ Robert H. Graham          Chairman, Trustee & President     October 22, 2003
--------------------         (Principal Executive Officer)
(Robert H. Graham)

/s/ Bob R. Baker                       Trustee                  October 22, 2003
----------------
(Bob R. Baker)

/s/ James T. Bunch                      Trustee                 October 22, 2003
------------------
(James T. Bunch)

/s/ Gerald J. Lewis                     Trustee                 October 22, 2003
-------------------
(Gerald J. Lewis)

/s/ Larry Soll                          Trustee                 October 22, 2003
--------------
(Larry Soll)

/s/ Mark H. Williamson                 Trustee &                October 22, 2003
----------------------         Executive Vice President
(Mark H. Williamson)

/s/ Ronald L. Grooms        Treasurer and Chief Financial       October 22, 2003
--------------------            and Accounting Officer
(Ronald L. Grooms)